Income Taxes - Schedule of Reconciliation of U.S. Federal Income Tax Rate to Company's Effective Tax rate (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
U.S. federal taxes at statutory tax rate	21.00%	21.00%	21.00%
Rate benefit from flow-through partnership structure		(21.00%)	(21.00%)
Foreign and state income taxes		5.00%	1.00%
Provision for income taxes		5.00%	1.00%